Shareholders Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity	Shareholders' Equity (Deficit)
During the years ended December 31, 2025 and 2024, the Company repurchased 52,965 and 151,923 ADSs, respectively, in the open market for a total consideration of $110 and $342 (including transaction costs of $3 and $10), respectively, under the Company's previously announced share repurchase program. The Company funded the repurchases under the repurchase program with cash on hand. All shares were purchased through the open market. None of these ADSs were cancelled during the year ended December 31, 2025. As of December 31, 2025, $9,561 remains available for repurchase under the $10,000 stock repurchase program. Repurchases may be made from time to time, subject to applicable securities laws, through open-market purchases, privately negotiated transactions, or by other means (including Rule 10b5-1 and Rule 10b5-18 compliant trading plans). Depending on market conditions, liquidity and other factors, these repurchases may be commenced or suspended from time to time without prior notice. There are no assurances regarding how many additional ADS/Ordinary Shares, if any, the Company may repurchase.
In connection with the Merlyn Mind IP acquisition discussed in Note 3. Acquisitions and Dispositions, on September 8, 2025, the Company issued a warrant to purchase up to 10,000,000 ordinary shares at $1.214 per share (equivalent to $12.14 per ADS), expiring on September 8, 2032. The warrant met equity classification requirements and was recorded in additional paid‑in capital at its grant‑date fair value of $212. The warrant is not remeasured after issuance.
In 2025, in connection with the vesting of RSUs previously granted under the Mynd.ai Equity Incentive Plan (the “Equity Incentive Plan”) to certain of the Company’s employees, executive officers and directors, the Company issued an aggregate of 939,090 ADSs to such individuals.
In 2026, in connection with the vesting of RSUs previously granted under the Equity Incentive Plan to certain of the Company’s employees, executive officers and directors, the Company issued an aggregate of 925,365 ADSs to such individuals. As a result of the resignation of two members of the Company's Board of Directors in February 2026, previously granted RSUs of 75,680 were waived and 130,118 RSUs were forfeited.